Fair values of financial instruments carried at fair value - Sensitivity of Level 3 fair values to reasonably possible alternative assumptions (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	$ 802	$ 697	$ 712
Unfavourable changes reflected in profit or loss	(704)	(603)	(600)
Favourable changes recognized in OCI	26	23	15
Unfavourable changes recognized in OCI	(26)	(22)	(10)
Derivatives, trading assets | Derivatives, trading liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	298	269	320
Unfavourable changes reflected in profit or loss	(303)	(257)	(270)
Favourable changes recognized in OCI	0	0	0
Unfavourable changes recognized in OCI	0	0	0
Designated and otherwise mandatorily measured at fair value | Financial liabilities designated and otherwise mandatorily measured at fair value through profit or loss
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	461	394	344
Unfavourable changes reflected in profit or loss	(355)	(310)	(279)
Favourable changes recognized in OCI	0	0	0
Unfavourable changes recognized in OCI	0	0	0
Financial investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	43	34	48
Unfavourable changes reflected in profit or loss	(46)	(36)	(51)
Favourable changes recognized in OCI	26	23	15
Unfavourable changes recognized in OCI	$ (26)	$ (22)	$ (10)